EMPLOYEE BENEFIT PLANS (Details) - USD ($) shares in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 28, 2014
United States
Defined Benefit Plan Disclosure
Defined contribution retirement plan, maximum employee contribution deferred		100.00%	100.00%
Discretionary match per participating employee, maximum		$ 4,000	$ 4,000
Foreign Plan
Defined Benefit Plan Disclosure
Employer matching contribution, percent of employees' eligible compensation			4.00%
Canada
Defined Benefit Plan Disclosure
Employer matching contribution, percent of employees' eligible compensation		4.00%
2014 Employee Stock Purchase Plan
Defined Benefit Plan Disclosure
Shares of common stock reserved for issuance (in shares)				0.2
Number of additional shares authorized (in shares)	2.3
Common stock purchase price, discount rate		15.00%	15.00%
Common stock available for sale (in shares)		2.3	2.3